SHAREHOLDERS' EQUITY AND REDEEMABLE CONVERTIBLE PREFERRED SHARES (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2019 ₪ / shares	Dec. 31, 2018 ₪ / shares
Class of Stock [Line Items]
Preferred shares par value | ₪ / shares					₪ 0.015	₪ 0.015
Ordinary shares issued		35,230,253	8,265,988
Ordinary shares outstanding		35,230,253	8,265,988
Warrant to purchase purchase ordinary shares		26,667	26,667	26,667
Exercised of issuance ordinary shares		18,472
Redeemable convertible preferred shares, value | $			$ 26,699
Gross proceeds from Initial public offering | $	$ 112,465	115,292
Minimum [Member]
Class of Stock [Line Items]
Gross proceeds from Initial public offering | $		50,000
Maximum [Member]
Class of Stock [Line Items]
Distributable proceeds from liquidation or deemed liquidation | $		$ 136,900
IPO [Member]
Class of Stock [Line Items]
Ordinary shares issued		8,855,000
Warrant to purchase purchase ordinary shares		1,155,000
Redeemable convertible preferred shares		16,416,749
Minimum pre-money valuation initial public offering | $		$ 250,000